PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6   -       PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2 0 2 4	2 0 2 3
Cost:
Electronic equipment	66,304	72,116
Office furniture and equipment	6,105	6,322
Leasehold improvements	41,135	39,875
Land and building	26,683	11,673
	140,227	129,986

Accumulated depreciation:
Electronic equipment	41,280	49,765
Office furniture and equipment	4,461	3,548
Leasehold improvements	12,701	9,799
Land and building	39	-
	58,481	63,112
Net book value	81,746	66,874

Depreciation expenses amounted to $11,736, $10,344 and $8,621 for the years ended December 31, 2024, 2023 and 2022, respectively.

During the year 2024, the Company disposed fully depreciated property, plant, and equipment with a gross value of $15,739.